NEOS Real Estate High Income ETF
Schedule of Investments
February 28, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 92.7% (a)	Shares	Value
AGNC Investment Corp.	10,796	$112,602
Agree Realty Corp.	1,246	91,955
Alexandria Real Estate Equities, Inc.	1,864	190,613
American Homes 4 Rent - Class A	3,820	141,378
American Tower Corp.	5,589	1,149,210
Americold Realty Trust, Inc.	3,171	72,711
Annaly Capital Management, Inc.	6,794	149,196
AvalonBay Communities, Inc.	1,710	386,768
Brixmor Property Group, Inc.	3,665	102,473
BXP, Inc.	1,741	123,489
Camden Property Trust	1,278	158,549
Cousins Properties, Inc.	2,019	61,236
Crown Castle, Inc.	5,281	496,942
CubeSmart	2,739	113,066
Digital Realty Trust, Inc.	3,788	592,140
EastGroup Properties, Inc.	568	103,859
Equinix, Inc.	1,154	1,043,931
Equity LifeStyle Properties, Inc.	2,327	159,586
Equity Residential	4,129	306,248
Essex Property Trust, Inc.	753	234,612
Extra Space Storage, Inc.	2,573	392,537
Federal Realty Investment Trust	907	95,616
First Industrial Realty Trust, Inc.	1,587	90,586
Gaming and Leisure Properties, Inc.	3,325	166,749
Healthcare Realty Trust, Inc.	4,283	73,368
Healthpeak Properties, Inc.	8,501	173,930
Host Hotels & Resorts, Inc.	8,501	137,121
Invitation Homes, Inc.	6,917	235,247
Iron Mountain, Inc.	3,572	332,803
Kilroy Realty Corp.	1,247	44,518
Kimco Realty Corp.	8,193	181,065
Lamar Advertising Co. - Class A	1,061	131,808
Lineage, Inc.	691	41,633
Mid-America Apartment Communities, Inc.	1,402	235,704
Millrose Properties, Inc. - Class A (b)	1,541	35,227
NNN REIT, Inc.	2,266	96,192
Omega Healthcare Investors, Inc.	3,264	120,246
PotlatchDeltic Corp.	845	39,233
Prologis, Inc.	11,105	1,376,132
Public Storage	1,895	575,360
Rayonier, Inc.	1,618	42,861
Realty Income Corp.	10,642	606,913
Regency Centers Corp.	1,957	150,102
Rexford Industrial Realty, Inc.	2,697	111,440
Rithm Capital Corp.	6,300	76,545
Sabra Health Care REIT, Inc.	2,863	47,554
SBA Communications Corp.	1,278	278,476
Simon Property Group, Inc.	3,726	693,371
STAG Industrial, Inc. - Class A	2,204	79,300
Starwood Property Trust, Inc.	3,882	79,659
Sun Communities, Inc.	1,433	195,103
UDR, Inc.	3,665	165,585
Ventas, Inc.	5,115	353,856
VICI Properties, Inc.	12,814	416,327
Vornado Realty Trust	1,988	83,576
W.P. Carey, Inc.	2,666	171,184
Welltower, Inc.	5,035	772,923
Weyerhaeuser Co.	8,841	266,114
		14,956,528
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $14,403,485)		14,956,528

COMMON STOCKS - 7.9% (a)
Real Estate Management & Development - 7.9%
CBRE Group, Inc. - Class A (b)	3,665	520,210
CoStar Group, Inc. (b)	4,992	380,640
Howard Hughes Holdings, Inc. (b)	372	29,462
Jones Lang LaSalle, Inc. (b)	568	154,434
Seaport Entertainment Group, Inc. (b)	93	2,178
Zillow Group, Inc. - Class A (b)	629	46,791
Zillow Group, Inc. - Class C (b)	1,834	140,595
		1,274,310
TOTAL COMMON STOCKS (Cost $1,261,935)		1,274,310

SHORT-TERM INVESTMENTS - 0.5%	Shares
Money Market Funds - 0.5%
First American Treasury Obligations Fund - Class X, 4.28% (c)	61,662	61,662
Northern US Government Money Market Fund, 4.05% (c)	14,820	14,820
TOTAL SHORT-TERM INVESTMENTS (Cost $76,482)		76,482

TOTAL INVESTMENTS - 101.1% (Cost $15,741,902)		$16,307,320
Liabilities in Excess of Other Assets - (1.1)%		(169,576)
TOTAL NET ASSETS - 100.0%		$16,137,744
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT - Real Estate Investment Trust

(a)	All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of February 28, 2025 is $16,230,838.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

NEOS Real Estate High Income ETF
Schedule of Written Options
February 28, 2025 (Unaudited)

WRITTEN OPTIONS - (1.3)%	Notional Amount	Contracts	Value
Call Options - (1.3)%
iShares U.S. Real Estate ETF (a)(b)		–	$–
Expiration: 04/17/2025; Exercise Price: $101.00	(6,081,738)	(618)	(78,486)
Expiration: 04/17/2025; Exercise Price: $99.00	(6,081,738)	(618)	(130,398)
Total Call Options			(208,884)
TOTAL WRITTEN OPTIONS (Premiums received $207,615)			$(208,884)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

NEOS Real Estate High Income ETF
Notes to Quarterly Schedule of Investments
February 28, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Real Estate Investment Trusts	$14,956,528	$–	$–	$14,956,528
Common Stocks	1,274,310	–	–	1,274,310
Money Market Funds	76,482	–	–	76,482
Total Investments	$16,307,320	$–	$–	$16,307,320

Liabilities:
Investments:
Written Options	$–	$(208,884)	$–	$(208,884)
Total Investments	$–	$(208,884)	$–	$(208,884)

Refer to the Schedule of Investments for further disaggregation of investment categories.